Reorganization Items (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reorganization Items [Abstract]
Expenses related to legal advisory and representation services	$ 50	$ 111
Expenses related to other professional consulting and advisory services	15	30
Post-Petition Interest Related to Prior Periods Paid And Accrued On Pre-Petition Debt	0	(89)
Debtor Reorganization Items, Allowed Claims Related to Affiliates	0	(7)
Loss on exchange and settlement of EFIH First Lien Notes	108	0	$ 108	$ 0
Fees associated with completion of EFIH DIP Facility	94	28
Total reorganization items	$ 267	$ 73	$ 267	$ 0